Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (126,230)	$ (131,279)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	157,478	179,018	$ 168,791
Change in projected benefit obligation
Projected benefit obligation at beginning of year	179,018	168,791	148,966
Service cost	0	43	0
Interest cost	2,729	3,957	5,034
Benefits paid	(9,050)	(7,412)	(7,546)
Prior service cost	403	48	0
Plan amendment	0	0	0
Settlement and curtailment of liability	(5,906)	(7,505)	(2,549)
Actuarial (gain) loss	(9,093)	18,326	21,950
Foreign exchange translation adjustment	(623)	2,770	2,936
Projected benefit obligation at end of year	157,478	179,018	168,791
Change in plan assets
Fair value of plan assets at beginning of year	182,516	175,400	154,151
Actual return on plan assets	10,265	14,945	25,225
Employer contribution	1,680	2,917	2,605
Plan settlement	(5,625)	(5,903)	(2,043)
Benefits paid	(9,050)	(7,412)	(7,546)
Foreign exchange translation adjustment	(761)	2,569	3,008
Fair value of plan assets at end of year	179,025	182,516	175,400
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	21,809	6,610	6,609
Accrued pension benefit cost included in employee benefit plans liability	(262)	(3,112)	0
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	21,547	3,498	6,609
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	125,968	128,167	110,347
Change in projected benefit obligation
Projected benefit obligation at beginning of year	128,167	110,347	117,203
Service cost	82	66	58
Interest cost	2,594	3,270	4,741
Benefits paid	(3,712)	(4,069)	(4,010)
Prior service cost	0	0	0
Plan amendment	0	0	2,369
Settlement and curtailment of liability	0	0	0
Actuarial (gain) loss	(1,163)	18,553	(10,014)
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	125,968	128,167	110,347
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	3,712	4,069	4,010
Plan settlement		0	0
Benefits paid	(3,712)	(4,069)	(4,010)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(125,968)	(128,167)	(110,347)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (125,968)	$ (128,167)	$ (110,347)